SIDLEY AUSTIN LLP 60 STATE STREET 36TH FLOOR BOSTON, MA 02109 +1 617 223 0300 +1 617 223 0301 FAX AMERICA • ASIA PACIFIC • EUROPE

November 27, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock All-Cap Energy & Resources Portfolio and BlackRock Energy &

Resources Portfolio (the “Funds”), each a series of BlackRock FundsSM

(Securities Act File No. 33-26305, Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Investor and Institutional Shares, Service Shares and Class R Shares Prospectuses of the Funds each dated January 28, 2019 (as amended November 8, 2019), as filed pursuant to Rule 497(e) under the Securities Act of 1933 on November 8, 2019 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (617) 223-0373.

Respectfully Submitted,

/s/ Louisa Kiu
Louisa Kiu

Enclosures

cc:	Janey Ahn

John. A. MacKinnon

Jesse C. Kean, Esq.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.